Subsequent Events	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Subsequent Events
2
1
. Subsequent Events
On February 15, 2021 IDEX completed a private placement of shares raising $27.2 million before expenses. Approximately 83.2 million new shares were issued at NOK 2.75 per share. The placement was conducted by a book building with professional investors after market close. The shares have been issued.
On February 24, 2021, the board resolved to issue 934,900 incentive subscription rights (SRs) to IDEX employees. The grant was made under the Company’s 2020 SR plan as resolved at the annual general meeting on May 15, 2020. The exercise price of the SRs is NOK 3.10 per share. The subscription rights vest 25% per year and expire on May 15, 2025.
On March
 2
, 2021, the board resolved to issue 1,060,179 ordinary shares at
NOK 1.83
per share to employees who participate in the Company’s Employee Share Purchase Plan (ESPP).
On March
9
, 2021, the board resolved to issue 298,884 ordinary shares to IDEX employees who had exercised subscription rights. The average purchase price of the shares was NOK 0.72 per share.
Following the foregoing transactions, the company’s share capital is NOK 137,508,072.75 divided into 916,720,485 shares each with a nominal value of NOK 0.15 and there are a total of 57,032,259 SRs outstanding.